GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOODWILL.
Carrying amounts of goodwill	$ 27,800	$ 26,663
Decrease / increase in the carrying amount of goodwill	$ 1,137	$ (730)